Property and Equipment, Net (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment, Net [Abstract]
Depreciation		$ 524	$ 208	$ 53
Purchase of land	$ 6,300